Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 6,939	$ 5,158	$ 5,081
Depreciation and amortization	2,108	2,092	1,286
Stock-based compensation expense	322	408	403
Deferred income taxes	(607)	(108)	(189)
Other items, net	(146)	56	199
Changes in operating assets and liabilities, net of acquisitions:
Trade receivables, net	(420)	136	(38)
Inventories	481	327	(7)
Other assets	155	(1)	(59)
Accounts payable	(12)	228	60
Accrued income taxes	509	(103)	(326)
Other liabilities	402	759	116
Net cash provided by operating activities	9,731	8,952	6,526
Cash flows from investing activities:
Purchases of property, plant and equipment	(594)	(718)	(693)
Cash paid for acquisitions, net of cash acquired	(359)	(165)	(9,434)
Purchases of intangible assets	(55)	(285)	0
Purchases of marketable securities	(25,977)	(25,878)	(21,965)
Proceeds from sales of marketable securities	18,029	16,697	19,123
Proceeds from maturities of marketable securities	3,527	4,199	5,090
Proceeds from sale of property, plant and equipment	274	3	20
Change in restricted investments, net	0	533	(520)
Other	(392)	(138)	(90)
Net cash used in investing activities	(5,547)	(5,752)	(8,469)
Cash flows from financing activities:
Net proceeds from issuance of debt	3,465	4,476	8,054
Repayment of debt	(2,400)	(5,605)	(3,371)
Repurchases of common stock	(1,867)	(138)	(832)
Dividends paid	(2,396)	(1,851)	(1,415)
Net proceeds from issuance of common stock in connection with the Company’s equity award programs	82	186	296
Settlement of contingent consideration obligations	(253)	(92)	0
Withholding taxes arising from shares withheld for share-based payments	(401)	(225)	(139)
Other	(1)	(25)	(102)
Net cash (used in) provided by financing activities	(3,771)	(3,274)	2,491
Increase (decrease) in cash and cash equivalents	413	(74)	548
Cash and cash equivalents at beginning of period	3,731	3,805	3,257
Cash and cash equivalents at end of period	$ 4,144	$ 3,731	$ 3,805